Warrant derivative liability, Fair value of derivative liabilities (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Warrant Liability [Abstract]
Assumption of warrants in May Acquisitions						$ 2,130
Change in fair value of warrant derivative liability	$ (4,213)	$ 3,474	$ (1,379)	$ (2,118)	$ (886)	90	$ 0
Balance as of period end	$ 102	$ 4,315	$ 841	$ 102		$ 2,220	$ 0